SCHEDULE OF EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,107,991
Ending balance	1,503,699	$ 1,107,991
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,298,703	105,358
Additions	678,245	1,193,345
Ending balance	1,976,948	1,298,703
Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	190,712	14,483
Amortization	282,537	176,229
Ending balance	$ 473,249	$ 190,712